Note 3 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Property, Plant and Equipment [Table Text Block]
Estimated
Useful Life *
Building and Building Improvements	5 – 40 years
Mining equipment	2 – 7 years
Office and shop furniture and equipment	3 – 7 years
Vehicles	5 years